EMD-Q3

Quarterly Report
April 30, 2026
MFS®  Emerging Markets
Debt Fund

Portfolio of Investments
4/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer		Shares/Par	Value ($)
Bonds – 94.8%
Angola – 2.2%
Azule Energy Finance PLC, 8.125%, 1/23/2030		$6,199,000	$6,379,348
Azule Energy Finance PLC, 8.25%, 1/22/2031 (n)		12,028,000	12,393,620
Azule Energy Finance PLC, 8.625%, 1/22/2033 (n)		13,669,000	14,146,568
Republic of Angola, 9.375%, 3/31/2033 (n)		26,828,000	28,374,975
Republic of Angola, 9.875%, 3/31/2037 (n)		21,924,000	23,306,245
Republic of Angola, 9.375%, 5/08/2048		16,803,000	16,349,392
Republic of Angola, 9.125%, 11/26/2049		44,926,000	42,849,948
Sonangol Finance Ltd. (Republic of Angola), 10%, 1/29/2031 (n)		25,331,000	25,851,858
			$169,651,954
Argentina – 3.7%
City of Buenos Aires, 7.8%, 11/26/2033 (n)		$11,206,000	$11,615,803
Province of Córdoba, 8.6%, 2/03/2035 (n)		18,441,000	17,818,616
Republic of Argentina, 8.1%, 12/11/2034 (n)		16,782,000	16,446,360
Republic of Argentina, 4.125%, 7/09/2035		115,582,000	86,108,590
Republic of Argentina, 5%, 1/09/2038		88,037,000	68,272,694
Republic of Argentina, 3.5%, 7/09/2041		111,745,000	76,992,305
			$277,254,368
Bahamas – 0.3%
Commonwealth of Bahamas, 8.95%, 10/15/2032		$10,215,000	$11,410,155
Commonwealth of Bahamas, 8.25%, 6/24/2036 (n)		6,847,000	7,616,877
			$19,027,032
Barbados – 0.3%
Republic of Barbados, 8%, 6/26/2035 (n)		$21,002,000	$22,495,242
Benin – 0.5%
Benin Sukuk S.A., 6.2%, 1/29/2033 (n)		$10,847,000	$10,290,825
Republic of Benin, 7.96%, 2/13/2038 (n)		14,701,000	15,109,051
Republic of Benin, 7.96%, 2/13/2038		1,600,000	1,644,411
Republic of Benin, 8.375%, 1/23/2041		600,000	623,750
Republic of Benin, 8.375%, 1/23/2041 (n)		9,873,000	10,263,802
			$37,931,839
Bermuda – 0.6%
Government of Bermuda, 2.375%, 8/20/2030 (n)		$16,326,000	$14,842,620
Government of Bermuda, 2.375%, 8/20/2030		11,333,000	10,303,284
Government of Bermuda, 5%, 7/15/2032 (n)		15,292,000	15,340,935
Government of Bermuda, 5%, 7/15/2032		2,100,000	2,106,720
Government of Bermuda, 3.375%, 8/20/2050 (n)		5,908,000	4,155,096
Government of Bermuda, 3.375%, 8/20/2050		1,548,000	1,088,708
			$47,837,363
Brazil – 2.4%
Aegea Finance S.à r.l., 7.625%, 1/20/2036 (n)		$21,173,000	$15,376,892
Ambipar Lux S.à r.l., 10.875%, 2/05/2033 (a)(d)(z)		11,224,000	1,655,540
Banco do Brasil S.A. (Cayman Branch), 5.625%, 10/23/2031 (n)		18,827,000	18,714,038
Federative Republic of Brazil, 10%, 1/01/2029	BRL	128,698,000	24,023,503
Federative Republic of Brazil, 10%, 1/01/2035		95,737,000	15,820,830
Federative Republic of Brazil, 6.25%, 5/22/2036		$20,814,000	20,699,523
Federative Republic of Brazil, 7.25%, 1/12/2056		17,100,000	17,166,690
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)		9,966,948	9,320,217
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031		1,993,571	1,864,213

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brazil – 2.4%
Nova Securitisation S.à r.l., 5.75%, 2/03/2031 (n)		$20,922,000	$20,379,285
Raizen Fuels Finance S.A., 6.25%, 7/08/2032 (a)(n)		15,584,000	8,532,240
Raizen Fuels Finance S.A., 6.25%, 7/08/2032		5,233,000	2,865,068
Samarco Mineracao S.A., 4% Cash + 5% PIK to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/2029, 9.5% Cash to 6/30/2031 (p)		26,244,077	26,329,790
			$182,747,829
Bulgaria – 0.6%
Bulgarian Energy Holding EAD, 2.45%, 7/22/2028	EUR	21,617,000	$24,488,473
Bulgarian Energy Holding EAD, 4.25%, 6/19/2030		15,096,000	17,474,132
			$41,962,605
Cameroon – 0.2%
Republic of Cameroon, 8.875%, 1/30/2033		$14,971,000	$14,628,606
Canada – 0.1%
Capstone Copper Corp., 6.75%, 3/31/2033 (n)		$10,700,000	$10,889,187
Chile – 4.4%
AES Andes S.A., 6.25%, 3/14/2032 (n)		$7,522,000	$7,789,091
AES Andes S.A., 8.15% to 6/10/2030, FLR (CMT - 5yr. + 3.835%) to 6/10/2035, FLR (CMT - 5yr. + 4.085%) to 6/10/2050, FLR (CMT - 5yr. + 4.835%) to 6/10/2055 (n)		17,774,000	18,686,608
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051 (n)		6,898,425	5,471,198
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051		15,394,680	12,209,647
Banco Santander Chile, 4.55%, 11/20/2030 (n)		17,784,000	17,615,052
Chile Electricity Lux MPC II S.à r.l., 6.01%, 1/20/2033 (n)		8,333,400	8,648,652
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		12,835,618	13,111,584
Chile Electricity Lux MPC II S.à r.l., 5.672%, 10/20/2035 (n)		15,794,129	16,144,426
Chile Electricity Lux MPC S.à r.l., 6.01%, 1/20/2033		6,413,880	6,656,517
Chile Electricity Lux MPC S.à r.l., 5.58%, 10/20/2035		391,002	399,408
Chile Electricity PEC S.p.A., 0%, 1/25/2028		6,081,283	5,585,658
Codelco, Inc. (Republic of Chile), 6.33%, 1/13/2035		500,000	529,750
Codelco, Inc. (Republic of Chile), 6.33%, 1/13/2035 (n)		13,663,000	14,475,948
Codelco, Inc. (Republic of Chile), 5.529%, 1/30/2037 (n)		17,680,000	17,554,472
Codelco, Inc. (Republic of Chile), 6.78%, 1/13/2055 (n)		17,198,000	18,397,045
Codelco, Inc. (Republic of Chile), 6.78%, 1/13/2055		500,000	534,860
Colbun S.A., 5.375%, 9/11/2035 (n)		20,279,000	20,101,559
Colbun S.A., 5.375%, 9/11/2035		500,000	495,625
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029		12,757,000	12,894,941
Empresa Nacional del Petroleo (Republic of Chile), 6.15%, 5/10/2033 (n)		13,677,000	14,413,753
Empresa Nacional del Petroleo (Republic of Chile), 6.15%, 5/10/2033		500,000	526,934
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034 (n)		18,487,000	19,108,699
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034		900,000	930,266
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)		8,183,000	7,745,285
ENGIE Energía Chile S.A., 3.4%, 1/28/2030		15,864,000	15,015,422
Republic of Chile, 3.875%, 4/14/2036	EUR	17,835,000	20,481,667
Republic of Chile, 5.65%, 1/13/2037		$32,157,000	33,631,398
Republic of Chile, 3.1%, 5/07/2041		8,948,000	6,840,746
Republic of Chile, 4.34%, 3/07/2042		8,431,000	7,433,613
Sociedad Transmisora Metropolitana S.p.A., 6.385%, 12/15/2055 (n)		13,349,000	13,549,235
			$336,979,059
China – 0.7%
CFAMC III Co. Ltd. (People's Republic of China), 4.25%, 11/07/2027		$18,507,000	$18,394,577
CFMAC IV Co. Ltd. (People's Republic of China), 4.5%, 5/29/2029		5,011,000	4,981,822
Meituan, 4.5%, 5/05/2031 (n)		18,186,000	17,730,068

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
China – 0.7%
Prosus N.V., 4.027%, 8/03/2050		$10,063,000	$6,948,957
Prosus N.V., 3.832%, 2/08/2051		11,108,000	7,369,038
			$55,424,462
Colombia – 3.2%
Ecopetrol S.A. (Republic of Colombia), 8.875%, 1/13/2033		$10,721,000	$11,514,715
Ecopetrol S.A. (Republic of Colombia), 8.375%, 1/19/2036		18,236,000	18,895,670
Grupo Energia Bogota S.A. ESP (Republic of Colombia), 5.75%, 10/22/2035 (n)		5,523,000	5,384,925
Republic of Colombia, 5.375%, 1/21/2029		11,800,000	11,698,520
Republic of Colombia, 7.375%, 4/25/2030		7,121,000	7,455,687
Republic of Colombia, 6.125%, 1/21/2031		15,946,000	15,909,324
Republic of Colombia, 5%, 9/19/2032	EUR	16,050,000	18,032,978
Republic of Colombia, 6.5%, 1/21/2033		$31,076,000	30,967,234
Republic of Colombia, 8%, 4/20/2033		7,692,000	8,265,054
Republic of Colombia, 5.75%, 11/26/2034	EUR	16,450,000	18,715,275
Republic of Colombia, 5.625%, 2/19/2036		18,861,000	20,935,078
Republic of Colombia, 7.75%, 11/07/2036		$51,082,000	53,814,887
SierraCol Energy Andina LLC/SierraCol Energy, 9%, 11/14/2030 (n)		15,664,000	15,883,296
Termocandelaria Power S.A., 7.75%, 9/17/2031 (n)		3,939,000	4,050,080
Termocandelaria Power S.A., 7.75%, 9/17/2031		200,000	205,640
			$241,728,363
Costa Rica – 1.7%
Republic of Costa Rica, 6.55%, 4/03/2034 (n)		$11,134,000	$11,957,916
Republic of Costa Rica, 6.55%, 4/03/2034		6,163,000	6,619,062
Republic of Costa Rica, 7%, 4/04/2044		20,502,000	22,379,983
Republic of Costa Rica, 7.158%, 3/12/2045		18,050,000	19,840,560
Republic of Costa Rica, 7.3%, 11/13/2054 (n)		42,771,000	48,117,375
Republic of Costa Rica, 7.3%, 11/13/2054		18,881,000	21,241,125
			$130,156,021
Cote d'Ivoire – 1.9%
Republic of Cote d'Ivoire, 7.625%, 1/30/2033 (n)		$21,007,000	$22,061,018
Republic of Cote d'Ivoire, 7.625%, 1/30/2033		1,442,000	1,514,352
Republic of Cote d'Ivoire, 6.125%, 6/15/2033		7,868,000	7,674,701
Republic of Cote d'Ivoire, 8.075%, 4/01/2036 (n)		23,899,000	25,338,985
Republic of Cote d'Ivoire, 8.075%, 4/01/2036		1,500,000	1,590,379
Republic of Cote d'Ivoire, 8.25%, 1/30/2037 (n)		27,063,000	28,984,570
Republic of Cote d'Ivoire, 8.25%, 1/30/2037		27,732,000	29,701,072
Republic of Cote d'Ivoire, 6.75%, 2/25/2041 (n)		27,440,000	25,262,173
			$142,127,250
Czech Republic – 1.1%
CEZ A.S. (Czech Republic), 4.25%, 6/11/2032	EUR	11,995,000	$14,209,069
CEZ A.S. (Czech Republic), 4.125%, 4/30/2033		8,674,000	10,177,235
Czech Republic, 3.75%, 7/28/2030		10,299,000	12,185,509
Czech Republic, 4.5%, 11/11/2032	CZK	319,290,000	15,237,790
Czech Republic, 4.9%, 4/14/2034		441,950,000	21,475,781
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	3,891,000	4,411,324
EP Infrastructure A.S., 1.816%, 3/02/2031		8,684,000	9,145,248
			$86,841,956
Dominican Republic – 1.4%
Aeropuertos Dominicanos Siglo XXI S.A., 7%, 6/30/2034 (n)		$13,176,000	$13,679,455
Dominican Republic, 4.875%, 9/23/2032 (n)		23,309,000	21,967,567
Dominican Republic, 4.875%, 9/23/2032		56,682,000	53,419,951

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Dominican Republic – 1.4%
Dominican Republic, 6.15%, 5/17/2038 (n)		$18,586,000	$18,066,521
			$107,133,494
Ecuador – 2.5%
Corporación Quiport S.A., 9%, 12/15/2037 (n)		$7,932,000	$8,590,959
Republic of Ecuador, 8.75%, 1/29/2034 (n)		26,828,000	27,364,560
Republic of Ecuador, 6.9%, 7/31/2035		80,079,308	73,873,162
Republic of Ecuador, 9.25%, 1/29/2039 (n)		27,858,000	28,833,030
Republic of Ecuador, 5%, 7/31/2040		58,053,000	48,474,255
			$187,135,966
Egypt – 1.6%
Arab Republic of Egypt, 0%, 7/21/2026	EGP	1,046,000,000	$18,565,704
Arab Republic of Egypt, 0%, 8/04/2026		1,072,825,000	18,892,996
Arab Republic of Egypt, 7.052%, 1/15/2032		$15,494,000	15,218,424
Arab Republic of Egypt, 7.3%, 9/30/2033		2,992,000	2,892,477
Arab Republic of Egypt, 8.5%, 1/31/2047		32,586,000	29,626,482
Arab Republic of Egypt, 8.7%, 3/01/2049		20,279,000	18,797,679
Egyptian Financial Co. for Sovereign Taskeek, 6.375%, 4/07/2029 (n)		13,935,000	13,848,798
			$117,842,560
El Salvador – 0.3%
Comisión Ejecutiva Hidroeléctrica del Río Lempa (Republic of El Salvador), 8.65%, 1/24/2033 (n)		$14,596,000	$15,493,654
Republic of El Salvador, 8.625%, 2/28/2029		1,527,000	1,623,033
Republic of El Salvador, 7.65%, 6/15/2035		797,000	815,969
Republic of El Salvador, 9.65%, 11/21/2054 (n)		4,955,000	5,568,429
			$23,501,085
Ghana – 0.3%
Republic of Ghana, 5%, 7/03/2035 (n)		$21,364,610	$19,581,185
Guatemala – 2.7%
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		$12,764,000	$12,618,628
Central American Bottling Corp., 5.25%, 4/27/2029		12,508,000	12,365,544
Energuate Trust, 6.35%, 9/15/2035 (n)		23,440,000	23,487,573
Industrial Subordinated Trust 2.0, 6.55% to 4/15/2031, FLR (CMT - 5yr. + 2.864%) to 4/15/2036 (n)		19,878,000	20,186,109
Republic of Guatemala, 6.05%, 8/06/2031 (n)		14,653,000	15,171,716
Republic of Guatemala, 3.7%, 10/07/2033		16,378,000	14,617,365
Republic of Guatemala, 6.6%, 6/13/2036		21,741,000	23,306,352
Republic of Guatemala, 6.25%, 8/15/2036 (n)		29,131,000	30,572,984
Republic of Guatemala, 6.25%, 8/15/2036		400,000	419,800
Republic of Guatemala, 6.55%, 2/06/2037 (n)		22,832,000	24,338,912
Republic of Guatemala, 6.55%, 2/06/2037		5,983,000	6,377,878
Republic of Guatemala, 4.65%, 10/07/2041		2,862,000	2,499,385
Republic of Guatemala, 6.875%, 8/15/2055 (n)		16,398,000	17,727,878
Republic of Guatemala, 6.875%, 8/15/2055		1,400,000	1,513,540
			$205,203,664
Honduras – 0.3%
Government of Honduras, 8.625%, 11/27/2034		$21,966,000	$25,185,557
Hungary – 4.2%
Hungarian Development Bank, 4.375%, 6/27/2030	EUR	11,652,000	$13,936,553
Hungarian Development Bank PLC, 6.5%, 6/29/2028		$11,181,000	11,552,259
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		8,882,000	9,063,701
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag (Republic of Hungary), 0.875%, 11/18/2027	EUR	16,400,000	18,543,858

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Hungary – 4.2%
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag (Republic of Hungary), 6.5%, 3/13/2031		$17,344,000	$18,134,351
OTP Bank Nyrt., 7.3% to 7/30/2030, FLR (CMT - 5yr. + 2.861%) to 7/30/2035		3,078,000	3,224,241
Republic of Hungary, 5.25%, 6/16/2029 (n)		11,977,000	12,167,218
Republic of Hungary, 5.375%, 9/26/2030 (n)		15,896,000	16,246,815
Republic of Hungary, 6.75%, 7/23/2031	HUF	5,831,600,000	19,467,390
Republic of Hungary, 5.5%, 6/16/2034 (n)		$27,398,000	27,741,831
Republic of Hungary, 5.5%, 6/16/2034		4,500,000	4,556,473
Republic of Hungary, 6%, 9/26/2035 (n)		30,272,000	31,478,715
Republic of Hungary, 5.5%, 3/26/2036 (n)		21,286,000	21,302,194
Republic of Hungary, 5.5%, 3/26/2036		30,294,000	30,317,047
Republic of Hungary, 6.25%, 9/23/2037	HUF	4,206,020,000	13,723,759
Republic of Hungary, 4.875%, 3/25/2038	EUR	13,349,000	16,105,071
Republic of Hungary, 3%, 10/27/2038	HUF	4,720,200,000	11,222,060
Republic of Hungary, 6.75%, 9/23/2055 (n)		$17,407,000	18,573,369
Republic of Hungary, 6.75%, 9/23/2055		21,769,000	23,227,649
			$320,584,554
India – 3.4%
Adani Transmission Step-One Ltd., 4.25%, 5/21/2036 (n)		$10,143,245	$9,215,827
Adani Transmission Step-One Ltd., 4.25%, 5/21/2036		12,633,670	11,478,547
Biocon Biologics Global PLC, 6.67%, 10/09/2029 (n)		17,377,000	17,460,294
Biocon Biologics Global PLC, 6.67%, 10/09/2029		500,000	502,397
Export-Import Bank of India, 2.25%, 1/13/2031 (n)		19,816,000	17,757,918
Export-Import Bank of India, 5.5%, 1/18/2033 (n)		18,004,000	18,490,568
Export-Import Bank of India, 5.5%, 1/18/2033		600,000	616,215
Export-Import Bank of India, 5.5%, 1/13/2035		500,000	511,214
Export-Import Bank of India, 5.5%, 1/13/2035 (n)		19,508,000	19,945,537
Export-Import Bank of India, 5%, 1/12/2036 (n)		24,888,000	24,576,394
Export-Import Bank of India, 5.75%, 1/12/2056 (n)		11,138,000	11,118,270
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		19,386,000	17,742,288
Indian Railway Finance Corp., 2.8%, 2/10/2031		9,799,000	8,968,156
IRB Infrastructure Developers Ltd., 7.11%, 3/11/2032 (n)		17,116,000	17,548,580
JSW Hydro Energy Ltd., 4.125%, 5/18/2031		11,154,055	10,488,733
Muthoot Finance Ltd., 6.375%, 3/02/2030 (n)		17,876,000	18,004,124
Muthoot Finance Ltd., 5.75%, 8/04/2030 (n)		21,371,000	21,190,037
Renew Treasury IFSC Private Ltd., 6.5%, 2/02/2031 (n)		1,076,000	1,071,749
State Bank of India (London), 4.5%, 9/09/2030		16,997,000	16,858,955
UPL Ltd., 4.625%, 6/16/2030		7,158,000	6,567,491
Varanasi Aurangabad NH-2 Tollway Private Ltd., 5.9%, 2/28/2034 (n)		6,030,695	6,202,982
Varanasi Aurangabad NH-2 Tollway Private Ltd., 5.9%, 2/28/2034		394,020	405,276
			$256,721,552
Indonesia – 1.7%
PT Bank Mandiri Tbk (Republic of Indonesia), 5.25%, 4/10/2031		$18,571,000	$18,764,445
PT Pertamina Hulu Energi (Republic of Indonesia), 5.25%, 5/21/2030 (n)		19,474,000	19,673,009
PT Perusahaan Listrik Negara (Republic of Indonesia), 5.45%, 2/03/2036 (n)		23,453,000	22,816,522
PT Sorik Marapi Geothermal Power, 7.75%, 8/05/2031 (n)		12,826,342	13,052,079
Republic of Indonesia, 4.85%, 1/11/2033		17,504,000	17,414,106
Republic of Indonesia, 4.1%, 3/04/2034	EUR	13,043,000	14,995,461
Republic of Indonesia, 4.46%, 3/04/2038		10,898,000	12,424,810
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		$5,934,625	6,033,728
			$125,174,160

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Israel – 1.0%
Bank Hapoalim B.M., 5.252%, 1/14/2033 (n)		$16,111,000	$16,013,893
Israel Electric Corp. Ltd., 5.633%, 1/28/2038 (n)		16,785,000	16,680,933
Mizrahi Tefahot Bank Ltd., 5.836% to 4/15/2031, FLR (CMT - 5yr. + 2.1%) to 4/15/2036 (n)		18,144,000	18,279,997
State of Israel, 5%, 1/13/2036		13,701,000	13,294,856
State of Israel, 5.875%, 1/13/2056		13,950,000	13,364,217
			$77,633,896
Jamaica – 0.3%
Kingston Airport Revenue Ltd., 6.75%, 12/15/2036 (n)		$7,238,000	$7,335,713
Montego Bay Airport Revenue Finance Ltd., 6.6%, 6/15/2035 (n)		16,392,000	16,269,060
			$23,604,773
Kazakhstan – 2.3%
Baiterek National Investment Holding JSC (Republic of Kazakhstan), 5.45%, 5/08/2028 (n)		$15,026,000	$15,201,541
Baiterek National Investment Holding JSC (Republic of Kazakhstan), 5.45%, 5/08/2028		500,000	505,841
Baiterek National Investment Holding JSC (Republic of Kazakhstan), 4.65%, 10/01/2030 (n)		26,574,000	26,301,640
Baiterek National Investment Holding JSC (Republic of Kazakhstan), 4.65%, 10/01/2030		10,577,000	10,468,595
Baiterek National Investment Holding JSC (Republic of Kazakhstan), 5.2%, 5/06/2033 (n)(w)		19,778,000	19,586,648
Development Bank of Kazakhstan JSC, 2.95%, 5/06/2031		4,329,000	3,924,619
JSC National Co. Kazakhstan Temir Zholy, 4.875%, 4/29/2031 (n)		13,348,000	13,161,412
JSC National Co. Kazakhstan Temir Zholy, 5.25%, 4/29/2036 (n)		12,091,000	11,822,382
JSC National Co. QazaqGaz (Republic of Kazakhstan), 5.625%, 5/08/2036 (n)(w)		17,823,000	17,465,792
Kaspi.kz JSC, 6.25%, 3/26/2030 (n)		18,310,000	18,542,992
Kaspi.kz JSC, 5.9%, 4/28/2031 (n)		14,432,000	14,383,226
Republic of Kazakhstan, 5%, 7/01/2032 (n)		21,362,000	21,549,763
			$172,914,451
Kenya – 0.2%
Republic of Kenya, 8.7%, 2/26/2039 (n)		$16,381,000	$15,439,206
Kuwait – 0.3%
NBK SPC Ltd. (State of Kuwait), 1.625% to 9/15/2026, FLR (SOFR - 1 day + 1.05%) to 9/15/2027 (n)		$12,571,000	$12,406,949
NBK SPC Ltd. (State of Kuwait), 5.5% to 6/06/2029, FLR (SOFR - 1 day + 1.16%) to 6/06/2030 (n)		12,754,000	13,021,732
			$25,428,681
Latvia – 0.2%
Latvenergo A.S. (Republic of Latvia), 3.612%, 11/13/2030	EUR	14,266,000	$16,459,227
Luxembourg – 0.4%
Maxam Prill S.à r.l., 7.75%, 7/15/2030 (n)		$21,461,000	$22,180,008
PLT VII Finance S.à r.l., 6%, 6/15/2031 (n)	EUR	8,987,000	10,784,627
			$32,964,635
Macau – 0.2%
Wynn Macau Ltd., 6.75%, 2/15/2034 (n)		$15,546,000	$15,579,724
Wynn Macau Ltd., 6.75%, 2/15/2034		600,000	601,301
			$16,181,025
Malaysia – 1.1%
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		$14,629,000	$13,421,756
PETRONAS Capital Ltd. (Federation of Malaysia), 4.95%, 1/03/2031 (n)		30,439,000	31,170,640
PETRONAS Capital Ltd. (Federation of Malaysia), 4.95%, 1/03/2031		500,000	512,018
PETRONAS Capital Ltd. (Federation of Malaysia), 5.34%, 4/03/2035 (n)		32,344,000	33,389,553
PETRONAS Capital Ltd. (Federation of Malaysia), 5.848%, 4/03/2055 (n)		7,051,000	7,315,424
			$85,809,391

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mexico – 5.9%
BBVA Bancomer S.A. (Texas), 7.625%, 2/11/2035		$400,000	$416,680
BBVA Bancomer S.A. (Texas), 8.45%, 6/29/2038		1,300,000	1,431,338
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)		2,918,000	3,159,261
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039		220,000	238,190
BBVA Mexico S.A. (CoCo), 8.45% to 6/29/2033, FLR (CMT - 5yr. + 4.661%) to 6/29/2038 (n)		12,290,000	13,531,648
BBVA Mexico, S.A. Institucion de Banca Multiple, 7.625%, 2/11/2035 (n)		10,607,000	11,049,312
CFE FIBRA E Banco Citi Mexico S.A., 5.875%, 9/23/2040 (n)		18,793,272	18,680,513
Comision Federal de Electricidad (United Mexican States), 6.5%, 1/28/2051 (n)		10,278,000	10,134,232
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)		35,701,000	35,975,898
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030		1,400,000	1,410,780
Petroleos Mexicanos, 6.75%, 9/21/2047		25,970,000	21,873,697
Petroleos Mexicanos, 6.35%, 2/12/2048		27,677,000	22,245,214
Petroleos Mexicanos, 7.69%, 1/23/2050		44,365,000	40,574,464
Petroleos Mexicanos, 6.95%, 1/28/2060		17,291,000	14,398,994
Saavi Energia S.à r.l., 8.875%, 2/10/2035 (n)		21,003,000	23,361,637
United Mexican States, 3.875%, 5/16/2031	EUR	16,685,000	19,288,108
United Mexican States, 5.375%, 3/22/2033		$10,711,000	10,502,671
United Mexican States, 5.625%, 2/09/2034		34,750,000	34,304,157
United Mexican States, 5.625%, 9/22/2035		15,460,000	15,127,610
United Mexican States, 6.875%, 5/13/2037		27,456,000	28,950,979
United Mexican States, 6.625%, 1/29/2038		16,837,000	17,347,161
United Mexican States, 6.125%, 2/09/2038		41,867,000	41,295,515
United Mexican States, 6.338%, 5/04/2053		26,831,000	25,261,386
United Mexican States, 7.375%, 5/13/2055		16,770,000	17,801,355
United Mexican States, 6.75%, 2/09/2056		16,818,000	16,532,094
			$444,892,894
Mongolia – 0.2%
Government of Mongolia, 5.95%, 3/09/2032 (n)		$12,922,000	$13,013,930
Montenegro – 0.2%
Republic of Montenegro, 7.25%, 3/12/2031		$6,904,000	$7,266,802
Republic of Montenegro, 4.875%, 4/01/2032 (n)	EUR	8,573,000	10,089,799
Republic of Montenegro, 4.875%, 4/01/2032		203,000	238,916
			$17,595,517
Morocco – 0.8%
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		$6,957,000	$7,306,075
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.7%, 3/01/2036 (n)		14,964,000	15,591,971
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051		9,090,000	7,267,798
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 7.5%, 5/02/2054 (n)		10,287,000	10,969,232
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.74%, 4/22/2174 (n)		22,612,000	22,513,983
			$63,649,059
Nigeria – 2.5%
Dangote Fertliser Ltd., 7.75%, 5/05/2031 (n)		$21,459,000	$21,700,414
Federal Republic of Nigeria, 0%, 6/09/2026	NGN	36,667,349,000	26,115,051
Federal Republic of Nigeria, 0%, 6/16/2026		16,396,024,000	11,609,207
Federal Republic of Nigeria, 0%, 8/11/2026		31,129,814,000	21,479,446
Federal Republic of Nigeria, 0%, 9/22/2026		31,129,814,000	20,958,969
Federal Republic of Nigeria, 7.375%, 9/28/2033		$42,769,000	43,731,752
Federal Republic of Nigeria, 8.63%, 1/13/2036 (n)		13,956,000	15,282,342
Federal Republic of Nigeria, 7.696%, 2/23/2038		15,439,000	15,797,343
Federal Republic of Nigeria, 9.129%, 1/13/2046 (n)		13,621,000	15,022,840
			$191,697,364

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Oman – 1.4%
Al Jawaher Assets Co. SPC (Sultanate of Oman), 4.662%, 10/29/2030 (n)		$19,018,000	$18,692,283
Bank Muscat SAOG, 4.846%, 10/01/2030		15,211,000	15,001,055
Sultanate of Oman, 6.5%, 3/08/2047		21,138,000	22,595,493
Sultanate of Oman, 6.75%, 1/17/2048		25,914,000	28,265,105
Sultanate of Oman, 7%, 1/25/2051		20,403,000	23,036,406
			$107,590,342
Pakistan – 0.3%
Islamic Republic of Pakistan, 6.975%, 4/24/2029 (n)		$21,678,000	$21,323,430
Panama – 1.6%
Republic of Panama, 2.252%, 9/29/2032		$20,420,000	$17,254,900
Republic of Panama, 3.298%, 1/19/2033		12,207,000	10,899,020
Republic of Panama, 5.227%, 2/23/2034		21,672,000	21,546,302
Republic of Panama, 6.4%, 2/14/2035		9,873,000	10,539,428
Republic of Panama, 6.875%, 1/31/2036		24,199,000	26,606,801
Republic of Panama, 5.662%, 2/23/2038		17,850,000	17,948,175
Republic of Panama, 8%, 3/01/2038		13,151,000	15,580,647
			$120,375,273
Paraguay – 1.5%
Republic of Paraguay, 8.5%, 3/04/2035 (n)	PYG	11,639,000,000	$1,919,312
Republic of Paraguay, 8.5%, 4/04/2038 (z)		169,369,000,000	27,689,395
Republic of Paraguay, 5.6%, 3/13/2048		$15,853,000	14,782,922
Republic of Paraguay, 5.4%, 3/30/2050		61,540,000	55,466,002
Republic of Paraguay, 6.65%, 3/04/2055 (n)		10,777,000	11,367,041
			$111,224,672
Peru – 1.8%
Banco de Crédito del Perú, 6.45% to 7/30/2030, FLR (CMT - 5yr. + 2.486%) to 7/30/2035 (n)		$18,076,000	$18,500,786
Banco Internacional del Peru S.A.A. (Interbank), 4.8%, 7/15/2031 (n)		29,854,000	29,555,460
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.95%, 4/30/2029 (n)		18,818,000	19,459,694
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.95%, 4/30/2029		1,300,000	1,344,330
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.5%, 5/06/2030 (n)		12,608,000	12,871,507
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.5%, 5/06/2030		500,000	510,450
El Fondo Mivivienda S.A. (Republic of Peru), 5.4%, 3/31/2031 (n)		21,674,000	21,845,224
Republic of Peru, 6.9%, 8/12/2037	PEN	34,054,000	9,827,976
San Miguel Industrias PET S.A., 3.75%, 8/02/2028 (n)		$24,769,000	23,904,562
San Miguel Industrias PET S.A., 3.75%, 8/02/2028		700,000	675,570
			$138,495,559
Philippines – 0.3%
Republic of Philippines, 5%, 1/27/2036		$23,501,000	$23,213,293
Poland – 2.3%
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		$9,101,000	$9,280,337
Bank Gospodarstwa Krajowego (Republic of Poland), 5.75%, 7/09/2034 (n)		13,258,000	13,787,839
Bank Gospodarstwa Krajowego (Republic of Poland), 4.25%, 3/18/2037	EUR	20,053,000	23,789,745
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 7/09/2054 (n)		$10,085,000	10,143,078
Republic of Poland, 4.625%, 4/14/2031		21,890,000	22,025,495
Republic of Poland, 5.125%, 9/18/2034		11,687,000	11,751,603
Republic of Poland, 5.375%, 2/12/2035		17,621,000	17,955,624
Republic of Poland, 5.375%, 4/14/2036		29,866,000	29,991,552
Republic of Poland, 6.125%, 4/14/2056		31,629,000	31,714,909
			$170,440,182

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Qatar – 0.4%
CBQ Finance Ltd., 5.375%, 3/28/2029		$17,691,000	$17,912,370
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		11,978,000	11,815,794
			$29,728,164
Republic of Congo – 0.3%
Republic of Congo, 8.75%, 4/16/2032 (n)		$9,453,000	$9,635,894
Republic of Congo, 9.5%, 4/16/2037 (n)		11,438,000	11,671,494
			$21,307,388
Romania – 3.1%
Republic of Romania, 2%, 1/28/2032	EUR	15,478,000	$15,347,505
Republic of Romania, 7.125%, 1/17/2033		$9,530,000	10,095,412
Republic of Romania, 4.625%, 3/04/2033 (n)	EUR	23,878,000	26,498,337
Republic of Romania, 6.375%, 1/30/2034 (n)		$30,488,000	30,797,975
Republic of Romania, 6.375%, 1/30/2034		400,000	404,067
Republic of Romania, 6%, 5/25/2034 (n)		21,156,000	20,911,114
Republic of Romania, 6%, 5/25/2034		500,000	494,212
Republic of Romania, 5.75%, 3/24/2035		15,018,000	14,437,928
Republic of Romania, 6.625%, 5/16/2036 (n)		28,580,000	28,845,104
Republic of Romania, 6.625%, 5/16/2036		8,722,000	8,802,904
Republic of Romania, 5.75%, 7/04/2036 (n)		26,528,000	24,993,074
Republic of Romania, 7.5%, 2/10/2037 (n)		14,480,000	15,443,026
Republic of Romania, 7.5%, 2/10/2037		900,000	959,857
Republic of Romania, 4.125%, 3/11/2039	EUR	14,953,000	14,129,231
Republic of Romania, 6.75%, 7/11/2039 (n)		6,441,000	7,649,539
Republic of Romania, 6.5%, 10/07/2045 (n)		15,576,000	17,627,013
Republic of Romania, 6.5%, 10/07/2045		500,000	565,839
			$238,002,137
Saudi Arabia – 3.6%
Al Rajhi Bank, 4.865%, 5/19/2030		$8,149,000	$8,146,427
Almarai Sukuk Ltd., 4.45%, 9/24/2030		19,151,000	18,806,244
Avilease Capital Ltd. (Kingdom of Saudi Arabia), 4.75%, 11/12/2030 (n)		22,832,000	22,371,640
Kingdom of Saudi Arabia, 4.375%, 1/12/2031 (n)		17,561,000	17,311,309
Kingdom of Saudi Arabia, 4.875%, 1/12/2036 (n)		19,289,000	18,958,245
Kingdom of Saudi Arabia, 4.625%, 10/04/2047		17,572,000	14,652,379
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)		13,710,000	8,781,953
Kingdom of Saudi Arabia, 5.875%, 1/12/2056 (n)		23,534,000	22,644,295
Ma'aden Sukuk Ltd. (Kingdom of Saudi Arabia), 5.25%, 2/13/2030 (n)		17,955,000	18,171,278
Ma'aden Sukuk Ltd. (Kingdom of Saudi Arabia), 5.25%, 1/29/2036 (n)		29,391,000	28,974,656
SA Global Sukuk Ltd. (Kingdom of Saudi Arabia), 4.125%, 9/17/2030 (n)		23,725,000	22,996,418
Saudi Arabian Oil Co., 5%, 2/02/2036 (n)		18,090,000	17,783,508
Saudi Electricity Sukuk Programme Co., 5.225%, 2/18/2030		17,152,000	17,398,275
SNB Funding Ltd., 6% to 6/24/2030, FLR (CMT - 5yr. + 2%) to 6/24/2035		13,937,000	13,991,616
STC Sukuk Co. II Ltd. (Kingdom of Saudi Arabia), 4.489%, 1/15/2031 (n)		12,462,000	12,303,002
STC Sukuk Co. II Ltd. (Kingdom of Saudi Arabia), 5.083%, 1/15/2036 (n)		12,529,000	12,449,682
			$275,740,927
Serbia – 1.2%
Republic of Serbia, 6.25%, 5/26/2028 (n)		$7,109,000	$7,294,624
Republic of Serbia, 6%, 6/12/2034 (n)		29,071,000	29,840,778
Republic of Serbia, 6%, 6/12/2034		8,837,000	9,070,997
Republic of Serbia, 5.5%, 5/06/2036 (n)(w)		27,398,000	26,692,645
Telecommunications Co. (Republic of Serbia), 7%, 10/28/2029 (n)		20,436,000	20,462,490
			$93,361,534

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Singapore – 0.4%
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)		$17,469,000	$17,264,360
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 1yr. + 1.23%) to 10/14/2031		1,800,000	1,778,914
United Overseas Bank Ltd., 3.863% to 10/07/2027, FLR (CMT - 5yr. + 1.45%) to 10/07/2032 (n)		9,368,000	9,276,718
United Overseas Bank Ltd., 3.863% to 10/07/2027, FLR (CMT - 5yr. + 1.45%) to 10/07/2032		1,400,000	1,386,359
			$29,706,351
Slovenia – 0.2%
United Group B.V., 6.25%, 1/31/2032 (n)	EUR	13,177,000	$15,485,150
South Africa – 3.3%
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		$11,554,000	$11,749,280
Republic of South Africa, 7.1%, 11/19/2036 (n)		10,364,000	10,825,894
Republic of South Africa, 7.1%, 11/19/2036		500,000	522,284
Republic of South Africa, 6.125%, 12/11/2037 (n)		30,028,000	28,604,733
Republic of South Africa, 6.125%, 12/11/2037		500,000	476,301
Republic of South Africa, 9%, 1/31/2040	ZAR	123,593,000	7,252,052
Republic of South Africa, 6.5%, 2/28/2041		713,988,000	33,214,924
Republic of South Africa, 8.75%, 1/31/2044		308,799,000	17,474,524
Republic of South Africa, 5.375%, 7/24/2044		$13,910,000	11,251,526
Republic of South Africa, 5.65%, 9/27/2047		14,041,000	11,326,370
Republic of South Africa, 6.3%, 6/22/2048		8,323,000	7,232,097
Republic of South Africa, 5.75%, 9/30/2049		19,467,000	15,719,860
Republic of South Africa, 7.3%, 4/20/2052		41,431,000	39,734,116
Republic of South Africa, 7.95%, 11/19/2054 (n)		23,555,000	24,020,791
Republic of South Africa, 7.95%, 11/19/2054		500,000	509,887
Republic of South Africa, 7.25%, 12/11/2055 (n)		31,380,000	29,573,297
			$249,487,936
Sri Lanka – 1.0%
Republic of Sri Lanka, 4%, 4/15/2028 (n)		$2,674,361	$2,552,033
Republic of Sri Lanka, 3.1%, 1/15/2030 (n)		4,339,176	4,124,782
Republic of Sri Lanka, 3.35%, 3/15/2033 (n)		48,947,898	43,671,287
Republic of Sri Lanka, 3.6%, 6/15/2035 (n)		13,858,032	10,668,481
Republic of Sri Lanka, 3.6%, 5/15/2036 (n)		15,956,609	14,983,096
			$75,999,679
Supranational – 0.5%
African Development Bank, 5.875% to 8/07/2035, FLR (CMT - 5yr. + 1.653%) to 8/07/2174		$19,421,000	$18,980,050
Corporación Andina de Fomento, 6.75%, 12/17/2173 (n)		17,452,000	18,019,190
Corporación Andina de Fomento, 6.75% to 12/17/2030, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.12%) to 12/17/2173		500,000	516,250
			$37,515,490
Suriname – 0.3%
Republic of Suriname, 7.7%, 11/06/2030 (n)		$10,019,000	$10,414,751
Republic of Suriname, 8.5%, 11/06/2035 (n)		10,417,000	11,294,111
			$21,708,862
Tanzania – 0.3%
HTA Group Ltd./Mauritius, 6.75%, 4/01/2031 (n)		$18,731,000	$19,018,050
Thailand – 1.3%
Advanced Info Service Public Co. Ltd., 4.894%, 3/04/2036		$14,728,000	$14,449,788
Bangkok Bank Public Co. Ltd. (Hong Kong), 4.507%, 11/26/2030 (n)		26,963,000	26,780,774
Bangkok Bank Public Co. Ltd. (Hong Kong), 4.507%, 11/26/2030		500,000	496,621
Bangkok Bank Public Co. Ltd. (Hong Kong), 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034		30,812,000	29,256,525
Export-Import Bank of Thailand, 5.354%, 5/16/2029		9,499,000	9,724,328

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Thailand – 1.3%
Muangthai Capital PCL, 7.55%, 7/21/2030 (n)		$14,067,000	$14,268,903
Muangthai Capital PCL, 7.55%, 7/21/2030		500,000	507,177
			$95,484,116
Turkey – 3.6%
Hazine Mustesarligi Varlik Kiralama A.S. (Republic of Turkey), 6.5%, 4/26/2030 (n)		$9,750,000	$9,865,760
Hazine Mustesarligi Varlik Kiralama A.S. (Republic of Turkey), 6.75%, 9/01/2030 (n)		14,908,000	15,142,361
Republic of Turkey, 5.25%, 3/13/2030		10,100,000	9,771,750
Republic of Turkey, 5.95%, 1/15/2031		21,797,000	21,367,460
Republic of Turkey, 6.375%, 5/22/2031		18,957,000	18,789,481
Republic of Turkey, 5.875%, 6/26/2031		40,590,000	39,358,235
Republic of Turkey, 6.3%, 3/14/2033		13,869,000	13,373,010
Republic of Turkey, 5.15%, 3/10/2034	EUR	14,469,000	16,588,734
Republic of Turkey, 6.95%, 9/16/2035		$10,566,000	10,389,688
Republic of Turkey, 6.8%, 11/04/2036		7,692,000	7,461,240
Republic of Turkey, 6.875%, 1/14/2038		11,853,000	11,351,829
Republic of Turkey, 4.875%, 4/16/2043		15,226,000	11,051,234
Republic of Turkey, 5.75%, 5/11/2047		40,353,000	31,293,431
T.C. Ziraat Bankasi A.S. (Republic of Turkey), 7.25%, 2/04/2030		600,000	611,785
T.C. Ziraat Bankasi A.S. (Republic of Turkey), 7.25%, 2/04/2030 (n)		13,190,000	13,449,081
Turkiye Ihracat Kredi Bankasi A.S., 6.125%, 5/02/2029 (n)		15,303,000	15,268,245
Turkiye Vakiflar Bankasi T.A.O., 6.875%, 1/07/2030 (n)		14,303,000	14,393,809
Turkiye Vakiflar Bankasi T.A.O., 6.875%, 1/07/2030		500,000	503,174
Turkiye Vakiflar Bankasi T.A.O., 7.25%, 7/31/2030 (n)		11,276,000	11,415,785
			$271,446,092
Ukraine – 1.3%
Government of Ukraine, 4%, 2/01/2032 (n)		$61,595,500	$47,203,427
Government of Ukraine, 0%, 2/01/2034 (n)		71,634,067	33,879,738
Government of Ukraine, 1.75%, 2/01/2036 (n)		27,199,527	16,109,852
			$97,193,017
United Arab Emirates – 1.6%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047		$23,736,000	$21,039,233
DAE Funding LLC (United Arab Emirates), 4.95%, 1/15/2033 (n)		15,083,000	14,497,935
DAE Sukuk (DIFC) Ltd. (United Arab Emirates), 4.5%, 10/16/2030 (n)		15,199,000	14,637,095
Dhafra PV2 Energy Co. LLC (United Arab Emirates), 5.794%, 6/30/2053 (n)		20,044,000	19,776,349
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035 (n)		1,430,000	1,344,486
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035		1,900,000	1,786,380
First Abu Dhabi Bank PJSC, 6.32% to 4/04/2029, FLR (CMT - 5yr. + 1.7%) to 4/04/2034		13,669,000	14,006,474
First Abu Dhabi Bank PJSC, 5.804% to 1/16/2030, FLR (CMT - 5yr. + 1.55%) to 1/16/2035		7,112,000	7,228,658
National Central Cooling Co. PJSC, 5.279%, 3/05/2030		16,315,000	16,452,645
National Central Cooling Co. PJSC, 2.5%, 10/21/2027		6,792,000	6,561,072
			$117,330,327
Uruguay – 0.7%
Oriental Republic of Uruguay, 5.442%, 2/14/2037		$20,945,000	$21,591,153
Oriental Republic of Uruguay, 4.975%, 4/20/2055		18,789,000	16,859,370
Oriental Republic of Uruguay, 5.25%, 9/10/2060		17,476,997	16,092,819
			$54,543,342
Uzbekistan – 2.4%
Ipoteka Bank (Republic of Uzbekistan), 6.45%, 10/09/2030		$1,800,000	$1,806,393
JSCB Agrobank (Republic of Uzbekistan), 9.25%, 10/02/2029 (n)		16,889,000	18,364,454
JSCB Agrobank (Republic of Uzbekistan), 9.25%, 10/02/2029		700,000	761,153
National Bank of Uzbekistan, 8.5%, 7/05/2029		10,697,000	11,458,633

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Uzbekistan – 2.4%
National Bank of Uzbekistan, 7.2%, 7/17/2030		$15,067,000	$15,674,816
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.75%, 5/14/2030 (n)		27,351,000	28,466,738
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.95%, 10/17/2031 (n)		14,934,000	15,861,336
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.95%, 10/17/2031		600,000	637,257
Republic of Uzbekistan, 5.1%, 2/25/2029 (n)	EUR	8,975,000	10,745,733
Republic of Uzbekistan, 5.1%, 2/25/2029		1,100,000	1,317,026
Republic of Uzbekistan, 3.7%, 11/25/2030		$12,059,000	11,256,748
Republic of Uzbekistan, 3.9%, 10/19/2031		17,311,000	16,087,714
Republic of Uzbekistan, 6.9%, 2/28/2032 (n)		18,272,000	19,569,374
Uzbek Industrial & Construction Bank ATB (Republic of Uzbekistan), 8.95%, 7/24/2029 (n)		10,308,000	11,128,949
Uzbekneftegaz JSC (Republic of Uzbekistan), 4.75%, 11/16/2028 (n)		10,160,000	9,878,067
Uzbekneftegaz JSC (Republic of Uzbekistan), 8.75%, 5/07/2030		5,034,000	5,409,177
			$178,423,568
Venezuela – 1.7%
Republic of Venezuela, 7.65%, 4/21/2025 (a)(d)		$21,820,000	$10,277,220
Republic of Venezuela, 9.25%, 9/15/2027 (a)(d)		97,185,000	50,924,940
Republic of Venezuela, 11.95%, 8/05/2031 (a)(d)		32,834,000	18,633,295
Republic of Venezuela, 7%, 3/31/2038 (a)(d)		96,893,500	45,297,711
			$125,133,166
Vietnam – 0.1%
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		$10,307,189	$10,169,801
Zambia – 0.4%
First Quantum Minerals Ltd., 8%, 3/01/2033 (n)		$17,311,000	$18,189,360
Republic of Zambia, 5.75%, 6/30/2033		11,856,614	11,666,147
			$29,855,507
Total Bonds			$7,182,334,317
Mutual Funds (h) – 4.1%
Money Market Funds – 4.1%
MFS Institutional Money Market Portfolio, 3.7% (v)		314,643,823	$314,675,287

Other Assets, Less Liabilities – 1.1%			82,507,135
Net Assets – 100.0%			$7,579,516,739

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $314,675,287 and
$7,182,334,317, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,471,494,995, representing 45.8% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

Portfolio of Investments (unaudited) – continued
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ambipar Lux S.à r.l., 10.875%, 2/05/2033	1/28/25	$11,224,000	$1,655,540
Republic of Paraguay, 8.5%, 4/04/2038	2/24/26	26,024,496	27,689,396
Total Restricted Securities			$29,344,936
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egypt Pound
EUR	Euro
HUF	Hungarian Forint
INR	Indian Rupee
MXN	Mexican Peso
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 4/30/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	161,476,966	USD	31,536,500	Barclays Bank PLC	5/05/2026	$1,073,251
BRL	195,418,735	USD	38,069,495	Citibank N.A.	5/05/2026	1,394,687
BRL	175,822,170	USD	35,230,491	Goldman Sachs International	5/05/2026	276,228
BRL	141,182,789	USD	28,253,066	JPMorgan Chase Bank N.A.	5/05/2026	258,342
COP	55,547,720,335	USD	14,990,209	Goldman Sachs International	5/08/2026	265,938
EUR	12,447,623	USD	14,621,160	Citibank N.A.	7/17/2026	35,608
EUR	1,384,285	USD	1,627,966	HSBC Bank	7/17/2026	1,996
EUR	20,568,384	USD	24,214,686	JPMorgan Chase Bank N.A.	7/17/2026	4,077
HUF	3,436,450,763	USD	10,885,178	Deutsche Bank AG	7/17/2026	142,234
TRY	1,684,047,330	USD	34,639,503	HSBC Bank	7/17/2026	157,725
USD	34,237,416	CLP	30,673,300,624	Citibank N.A.	5/15/2026	148,253
USD	37,405,658	CZK	769,845,850	Merrill Lynch International	7/17/2026	320,420
USD	18,508,373	EGP	995,750,448	Citibank N.A.	7/20/2026	598,798
USD	537,812,684	EUR	453,778,597	Merrill Lynch International	7/17/2026	3,499,616
USD	7,004,090	HUF	2,155,480,365	BNP Paribas	7/17/2026	87,253
USD	6,989,817	HUF	2,176,668,006	Merrill Lynch International	7/17/2026	4,990
USD	18,280,975	INR	1,737,789,464	JPMorgan Chase Bank N.A.	7/10/2026	79,700
USD	26,408,012	MXN	462,670,195	JPMorgan Chase Bank N.A.	7/17/2026	83,325

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	18,503,263	PEN	64,002,787	Goldman Sachs International	7/22/2026	$336,927
USD	10,489,838	PEN	35,613,000	JPMorgan Chase Bank N.A.	7/22/2026	381,564
USD	18,743,112	THB	607,651,690	Barclays Bank PLC	7/17/2026	26,967
USD	17,777,793	ZAR	296,268,575	Citibank N.A.	7/17/2026	90,402
USD	38,201,830	ZAR	634,188,300	Merrill Lynch International	7/17/2026	340,452
						$9,608,753
Liability Derivatives
CLP	13,548,146,475	USD	15,279,296	JPMorgan Chase Bank N.A.	5/15/2026	$(222,391)
CLP	17,125,154,149	USD	19,267,725	Merrill Lynch International	5/15/2026	(235,467)
CZK	157,641,698	USD	7,648,055	Barclays Bank PLC	7/17/2026	(54,093)
CZK	314,441,345	USD	15,253,944	JPMorgan Chase Bank N.A.	7/17/2026	(106,584)
EUR	2,112	USD	2,487	Barclays Bank PLC	7/17/2026	(0)
EUR	1,176,515	USD	1,393,571	JPMorgan Chase Bank N.A.	7/17/2026	(8,253)
INR	1,737,789,465	USD	18,462,571	Citibank N.A.	7/10/2026	(261,296)
MXN	462,670,195	USD	26,463,372	Merrill Lynch International	7/17/2026	(138,686)
PEN	64,286,714	USD	19,030,999	Goldman Sachs International	7/22/2026	(784,074)
PLN	68,712,502	USD	18,966,061	HSBC Bank	7/17/2026	(13,262)
THB	607,651,690	USD	19,066,573	Barclays Bank PLC	7/17/2026	(350,429)
ZAR	249,404,881	USD	15,135,846	Merrill Lynch International	7/17/2026	(246,243)
USD	32,369,195	BRL	161,476,966	Barclays Bank PLC	5/05/2026	(240,556)
USD	5,898,980	BRL	30,175,289	Barclays Bank PLC	8/06/2026	(56,781)
USD	38,042,286	BRL	195,418,735	Citibank N.A.	5/05/2026	(1,421,896)
USD	33,505,418	BRL	175,822,170	Goldman Sachs International	5/05/2026	(2,001,300)
USD	26,937,610	BRL	141,182,789	JPMorgan Chase Bank N.A.	5/05/2026	(1,573,798)
USD	14,279,620	COP	55,547,720,335	JPMorgan Chase Bank N.A.	5/08/2026	(976,528)
USD	29,731,719	EUR	25,330,445	Citibank N.A.	7/17/2026	(94,253)
USD	9,792,832	EUR	8,345,206	Goldman Sachs International	7/17/2026	(33,441)
USD	20,311,940	EUR	17,274,856	HSBC Bank	7/17/2026	(28,776)
USD	11,255,376	HUF	3,525,021,759	HSBC Bank	7/17/2026	(56,256)
USD	9,112,617	ZAR	153,093,781	Goldman Sachs International	7/17/2026	(27,163)
						$(8,931,526)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	2,725	$400,925,775	June – 2026	$7,876,980
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	501	$56,534,719	June – 2026	$(612,384)
U.S. Treasury Note 10 yr	Long	USD	582	64,365,562	June – 2026	(1,288,240)
U.S. Treasury Note 5 yr	Long	USD	1,410	152,048,673	June – 2026	(2,373,336)
U.S. Treasury Ultra Note 10 yr	Long	USD	1,174	132,496,906	June – 2026	(3,104,391)
						$(7,378,351)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Credit Default Swaps
12/20/29	USD	14,868,000	Barclays Bank PLC	(1)	1.00% / Quarterly	$(580,436)	$504,967	$(75,469)
(1) Fund, as protection buyer, to receive notional amount upon a defined credit event by Federative Republic of Brazil, 5.625%, 1/07/2041, a BB rated bond. The fund entered into the contract to buy issuer protection.
At April 30, 2026, the fund had cash collateral of $19,226,270 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of April 30, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Non - U.S. Sovereign Debt	$—	$5,974,328,275	$—	$5,974,328,275
Foreign Bonds	—	1,208,006,042	—	1,208,006,042
Investment Companies	314,675,287	—	—	314,675,287
Total	$314,675,287	$7,182,334,317	$—	$7,497,009,604
Other Financial Instruments
Futures Contracts – Assets	$7,876,980	$—	$—	$7,876,980
Futures Contracts – Liabilities	(7,378,351)	—	—	(7,378,351)
Forward Foreign Currency Exchange Contracts – Assets	—	9,608,753	—	9,608,753
Forward Foreign Currency Exchange Contracts – Liabilities	—	(8,931,526)	—	(8,931,526)
Swap Agreements – Liabilities	—	(75,469)	—	(75,469)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended April 30, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$300,018,364	$2,383,552,970	$2,368,914,225	$4,965	$13,213	$314,675,287

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$9,280,145	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2026, are as follows:
United States	9.3%
Mexico	6.0%
Chile	4.5%
Hungary	4.3%
Argentina	3.7%
Saudi Arabia	3.7%
Turkey	3.6%
India	3.4%
Germany	(5.3)%
Other Countries	66.8%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.